Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Right to use asset
Right to use asset

	December 31
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars
Cost:
Opening balance	5,013	-	1,559
Initial application of IFRS 16	-	2,302	-
Additions	917	2,711	285
Closing balance	5,930	5,013	1,844

Accumulated depreciation:
Opening balance	1,153	-	358
Depreciation	1,911	1,153	595
Closing balance	3,064	1,153	953

Net book value	2,866	3,860	891

Schedule of Leases liabilities

Leases liabilities

	December 31
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Opening balance	3,887	-	1,209
Initial application of IFRS 16	-	2,302	-
Additions	917	2,711	285
Payments	(1,819)	(1,126)	(566)
Closing balance	2,985	3,887	928

Schedule of Amounts Recognized in Profit Or Loss
Amounts recognized in profit or loss

	For the year ended December 31
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Depreciation expense on right-of-use assets	1,911	1,153	595
Interest expense on lease liabilities	94	65	29
Cancellation of rental expenses	(1,911)	(1,193)	(595)
	94	25	29